Other Non-Current Liabilities	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities

11. Other Non-Current Liabilities

Other non-current liabilities as of June 30, 2024 and March 31, 2024 consisted of the following:

	As of June 30, 2024	As of March 31, 2024
Provisions	$1,976	$1,977
Pension liabilities	2,328	2,194
Total other non-current liabilities	$4,304	$4,171

11. Other Non-Current Liabilities

Other non-current liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Provisions	$1,977	$1,576
Pension liabilities	2,194	1,071
Total other non-current liabilities	$4,171	$2,647